Financial Risk Factors and Risk Management - Derivatives Designated as Hedging Instruments (Fair Value Hedges) (Details)	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Factors and Risk Management
Fixed-rate financial liabilities (as percent)	71.00%	49.00%